Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–107.17%(b)(c)
Aerospace & Defense–6.98%
Boeing Co., Revolver Loan (d)	0.00%	10/30/2022		$ 9,182	$ 9,109,499
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		160	158,511
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		1,500	1,487,538
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	161	169,748
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		1,931	1,879,570
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		1,037	1,009,630
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		701	699,786
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		1,608	1,599,167
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)(e)(f)	0.00%	07/18/2023		1,946	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,088,017)(e)(f)	8.00%	07/18/2023		2,116	2,116,271
KKR Apple Bidco LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		212	214,605
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		707	708,025
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		3,870	3,866,063
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		1,336	1,356,683
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/15/2025		1,120	1,120,871
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		1,394	1,371,263
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		3,324	3,261,534
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		215	207,716
					32,283,003
Air Transport–2.94%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		3,320	3,417,445
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		1,337	1,331,561
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		1,033	976,131
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		187	184,623
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	411	463,328
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		1,667	1,746,770
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		2,041	2,151,497
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		3,159	3,160,284
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		171	166,383
					13,598,022
Automotive–2.15%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		741	739,750
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		1,784	1,784,362
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (3 mo. USD LIBOR + 7.50%)	7.55%	06/30/2029	GBP	481	645,534
Term Loan B(g)	–	06/30/2028	GBP	184	245,169
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		78	77,978
Delayed Draw Term Loan(d)	0.00%	09/30/2028		43	42,249
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		635	631,189
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	3.50%	11/20/2028		$ 378	$ 376,345
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		317	312,808
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		1,524	1,495,500
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		2,679	2,680,734
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2024		525	525,122
ThermaSys Corp.
Term Loan(e)(g)	–	10/02/2023		4	2,804
Term Loan(e)(g)	–	12/29/2023		87	32,674
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		353	351,047
					9,943,265
Beverage & Tobacco–1.69%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(d)	0.00%	06/18/2028			648	649,052
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028			5,181	5,192,413
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			292	276,211
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028			848	838,923
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR		43	48,878
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028			790	791,659
						7,797,136
Brokers, Dealers & Investment Houses–0.24%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	12/03/2026			600	596,232
Second Lien Term Loan B(g)	–	08/05/2029			21	20,810
Zebra Buyer LLC, First Lien Term Loan(g)	–	04/22/2028			511	511,055
						1,128,097
Building & Development–1.94%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			387	381,634
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	10/22/2028			1,533	1,525,611
IPS Corp./CP Iris Holdco II, Inc.
Delayed Draw Term Loan(d)	0.00%	09/30/2028			21	21,484
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			108	107,422
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			92	91,042
Mayfair Mall LLC, Term Loan(e)(g)	–	04/20/2023			707	646,658
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR		233	263,897
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			735	727,023
Term Loan B(g)	–	06/11/2028			1,352	1,344,250
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/23/2028			1,403	1,401,900
Standard Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/31/2028			1,358	1,356,243
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.13%	05/29/2026			167	166,961
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			918	917,911
						8,952,036
Business Equipment & Services–12.86%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	3.75%	06/26/2028			497	496,969
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028			491	491,783
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028			1,632	1,620,857
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024			925	925,869
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		$ 1,756	$ 1,755,950
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026		1,144	1,136,091
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $332,668)(f)	8.50%	02/15/2023		345	332,134
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $534,127)(f)(h)	9.50%	08/15/2023		539	279,499
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		881	881,433
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		172	172,140
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029		818	810,272
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		1,701	1,695,649
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026		72	71,490
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(e)	6.00%	09/28/2028		838	838,687
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		1,996	1,995,585
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		678	691,047
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		759	751,941
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		791	789,223
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	10/31/2028		482	479,816
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		1,653	1,654,219
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		2,831	2,804,607
Grandir (France), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	209	238,118
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	05/07/2028		81	80,652
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP	2,029	2,639,058
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	458	520,593
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		1,035	1,034,790
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 6.00%)	5.25%	10/28/2027		2,442	2,451,084
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		372	373,164
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		5,130	4,830,991
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		3,005	3,018,405
NAS LLC
Revolver Loan(d)(e)	0.00%	06/01/2024		514	516,165
Term Loan (3 mo. USD LIBOR + 6.50%)(e)	7.50%	06/03/2024		5,033	5,058,120
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.75%	03/02/2028		721	720,454
Orchid Merger Sub II LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.25%	05/15/2027		1,546	1,484,624
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		1,556	1,523,541
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		2,171	2,163,763
Protect America
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	3.12%	09/01/2024		1,614	1,485,215
Revolver Loan(d)(e)	0.00%	09/01/2024		373	342,950
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		879	879,759
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		349	347,986
Solera, Term Loan B (1 mo. USD LIBOR + 5.25%)	5.30%	06/05/2028	GBP	237	314,758
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		4,297	4,301,817
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	11/22/2027	EUR	233	264,267
Tempo Acquisition LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/01/2028		221	220,405
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	08/30/2028		$ 111	$ 110,592
Term Loan B (1 mo. USD LIBOR + 4.50%)(e)	4.68%	08/30/2028		474	472,927
Trans Union LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.00%)(e)	5.09%	12/31/2029		363	363,175
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.88%	03/20/2027		535	537,858
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	03/19/2028		1,235	1,229,105
Virtusa Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		643	642,547
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		631	630,051
					59,472,195
Cable & Satellite Television–1.58%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	07/15/2025			357	350,149
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	01/31/2026			166	162,749
Atlantic Broadband Finance LLC, Incremental Term Loan(g)	–	07/28/2028			101	100,234
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			426	418,633
Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025			707	694,148
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026			534	531,048
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	06/26/2028			390	389,913
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028			205	201,043
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.34%	04/30/2028			255	251,686
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.09%	01/31/2029			1,884	1,872,005
Virgin Media 02 - LG (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.34%	01/15/2029			2,292	2,289,423
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2028			27	26,357
						7,287,388
Chemicals & Plastics–4.31%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	10/01/2025			930	920,101
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			502	502,629
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			815	822,630
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			2,582	2,597,056
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027			483	482,850
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		124	136,893
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			775	776,109
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4(h)	5.00%	09/21/2023	EUR		0	22
First Lien Term Loan B-5(h)	5.00%	09/21/2023	EUR		9	10,368
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023			2,009	2,001,477
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			316	315,185
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	5.00%	09/21/2023	EUR		67	75,103
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			14	14,336
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(e)	6.00%	08/12/2028			725	726,849
Fusion, Term Loan (1 mo. USD LIBOR + 6.50%)(e)	7.50%	04/30/2026			880	901,538
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027			709	706,707
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028			794	791,895
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			167	167,113
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026			925	923,611
Ineos US Finance LLC (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	11/05/2028			579	576,869
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR		187	213,528
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
KPEX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		$ 149	$ 139,269
Kraton Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/18/2028		353	351,221
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	04/28/2028		561	561,284
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		201	199,579
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.63%	03/02/2026		231	228,805
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.44%	10/14/2024		384	381,963
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		936	932,770
PharmaZell GmbH (Germany), Term Loan B(g)	–	06/11/2027	EUR	34	38,162
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		431	429,400
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/27/2028		904	903,837
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		1,004	1,001,515
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/11/2028		1,097	1,096,072
					19,926,746
Clothing & Textiles–0.58%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/27/2028			940	934,510
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028			756	752,681
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.17%	05/01/2024			121	111,714
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		771	875,625
						2,674,530
Conglomerates–0.43%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.85%	01/01/2029			652	649,854
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			890	885,830
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(e)	4.75%	02/03/2025			257	257,377
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			192	191,549
						1,984,610
Containers & Glass Products–2.24%
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(e)	4.75%	03/29/2024			2,497	2,460,098
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			2,097	1,932,768
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			336	325,702
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		313	342,608
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/31/2028	EUR		490	556,108
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028			2,132	2,125,570
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-11/12/2021; Cost $682,042)(f)(h)	5.00%	11/12/2025			741	770,324
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028			423	422,083
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	10/04/2028			279	279,024
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	7.50%	10/04/2029			224	224,958
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028			751	749,570
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029			184	185,686
						10,374,499
Cosmetics & Toiletries–0.91%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.88%	08/11/2025			462	401,805
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.34%	04/05/2025			2,996	2,940,606
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		650	739,901
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	107	$ 121,060
					4,203,372
Drugs–0.57%
Bausch Health Americas, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025			$ 424	420,201
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			1,880	1,833,999
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			5	4,962
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			397	393,904
						2,653,066
Ecological Services & Equipment–0.72%
Anticimex (Sweden), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/21/2028			922	917,981
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			650	649,336
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025			418	418,056
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	03/20/2025			487	480,378
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.50%	11/02/2028			827	839,612
						3,305,363
Electronics & Electrical–13.88%
Altar BidCo, Inc.
First Lien Term Loan(g)	–	11/17/2028			634	630,810
Second Lien Term Loan(g)	–	12/01/2029			206	207,094
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028			834	830,105
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			111	112,928
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		20	22,910
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			456	456,279
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			846	838,795
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026			637	621,476
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/01/2028			738	733,285
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			629	627,003
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			2,502	2,498,576
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			358	361,867
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		179	203,665
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			901	885,391
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			1,166	1,165,206
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			975	966,529
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028			512	509,839
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			566	561,958
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			914	916,061
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			313	313,287
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			210	212,805
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			988	993,343
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			126	126,047
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			295	296,686
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028			420	419,094
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	10/15/2028			119	118,342
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.25%	11/01/2028			290	288,480
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	03/05/2028			480	476,636
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			296	294,409
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027		$ 3,676	$ 3,659,101
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	12/31/2027		93	92,719
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		1,129	1,131,442
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028		451	451,574
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029		49	49,130
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029		628	623,814
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028		2,084	2,055,824
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	08/18/2025		277	276,859
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		2,138	2,133,105
MKS Instruments, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	11/01/2028		2,319	2,313,368
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		2,096	2,055,115
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026		957	938,639
Oberthur Tech, Term Loan B-4(g)	–	01/10/2026	EUR	159	180,882
Oberthur Technologies of America Corp.
Term Loan B (3 mo. EURIBOR + 4.50%) (Acquired 04/01/2021-04/23/2021; Cost $1,741,534)(f)	4.50%	01/09/2026	EUR	1,455	1,658,494
Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021-09/14/2021; Cost $1,296,096)(f)	5.25%	01/09/2026		1,306	1,304,930
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	416,733
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		3,570	3,538,142
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	01/02/2025		1,204	1,202,389
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		1,561	1,566,754
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		518	519,868
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028		1,526	1,513,117
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		4,100	4,100,624
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		484	484,932
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		1,378	1,366,688
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		359	360,680
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		368	368,095
Riverbed Technology, Inc.
First Lien Term Loan(i)(j)	7.00%	12/31/2025		3,492	3,175,705
PIK Second Lien Term Loan, 4.50% PIK Rate(i)(j)	0.00%	12/31/2026		1,359	384,639
Term Loan (3 mo. USD LIBOR + 3.25%)(i)(j)	4.25%	04/24/2022		402	364,231
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		1,378	1,377,495
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	8.09%	11/02/2026		190	188,975
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		1,031	1,036,576
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		587	587,215
Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		335	334,185
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028		265	264,433
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		2,080	2,072,902
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		372	371,132
UST Holdings Ltd., Term Loan B(g)	–	10/15/2028		708	706,773
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	447	509,869
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		681	678,269
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		$ 1,053	$ 1,054,784
					64,159,107
Farming/Agriculture–0.04%
ASP Blade Holdings, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	10/15/2028			197	197,194
Financial Intermediaries–0.92%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (g)	–	02/17/2028			376	376,196
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028			2,280	2,273,234
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			111	111,512
LendingTree, Inc., Delayed Draw Term Loan(d)	0.00%	08/31/2028			841	840,244
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			175	175,447
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/18/2027			462	461,703
						4,238,336
Food Products–2.47%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			867	869,099
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		275	304,718
BrightPet
Delayed Draw Term Loan(d)(e)	0.00%	10/05/2026			671	664,027
Revolver Loan (3 mo. USD LIBOR + 6.25%)(e)	0.50%	10/05/2026			193	190,907
Revolver Loan(d)(e)	0.00%	10/05/2026			143	141,106
Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026			2,332	2,306,662
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029			484	474,671
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028			2,603	2,573,564
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			169	169,379
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			1,953	1,942,626
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			232	231,824
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027			513	510,701
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR		427	470,571
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. USD LIBOR + 5.00%)	5.05%	06/28/2028	GBP		429	568,801
						11,418,656
Food Service–0.83%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025			116	113,453
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			260	255,513
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			491	487,971
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026			312	312,042
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			440	437,152
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		1,401	1,435,224
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			405	396,497
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025			240	4,791
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028			398	394,245
						3,836,888
Forest Products–0.08%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028			367	367,386
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Forest Products–(continued)
Royal Oak Enterprises LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	12/16/2027		$ 16	$ 15,487
					382,873
Health Care–5.55%
Acacium Group (United Kingdom), Term Loan	5.30%	05/19/2028	GBP		295	391,713
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/18/2028			173	171,845
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	02/11/2026			703	703,674
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	02/09/2028	EUR		292	331,142
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	08/14/2026			542	540,061
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027			733	734,791
Ethypharm (France), Term Loan B	4.50%	04/30/2029	GBP		371	491,007
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	10/10/2028			277	276,063
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			1,030	1,032,587
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			2,375	2,376,939
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			299	298,070
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025			315	312,831
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025			1,503	1,495,013
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028			328	327,284
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028			46	45,430
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028			183	182,339
ImageFirst
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.25%	04/27/2028			14	13,998
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			175	174,758
Term Loan B(d)(e)	0.00%	04/27/2028			44	44,328
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028			468	468,675
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/06/2028			637	639,203
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	11/19/2028			767	763,444
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			826	827,139
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	11/22/2029			308	308,299
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR		80	90,231
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		138	157,744
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		80	91,119
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP		314	415,729
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028			1,148	1,146,715
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/30/2025			239	238,370
Packaging Coordinators Midco, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027			277	276,396
PAREXEL International Corp., Term Loan B(g)	–	08/31/2028			588	586,783
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027			1,773	1,775,088
Stamina BidCo B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/02/2028	EUR		127	144,051
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.50%	11/08/2028			1,036	1,015,407
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			1,425	1,422,269
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	5.00%	03/25/2028			541	540,505
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027			1,449	1,446,701
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025			733	732,466
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026			635	634,550
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028			547	547,391
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029			235	235,319
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/18/2028		$ 1,217	$ 1,212,948
					25,660,415
Home Furnishings–1.49%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028			406	402,863
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		393	378,605
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021; Cost $1,454,779)(f)	5.00%	09/30/2028			1,469	1,456,708
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			719	727,704
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,803	1,693,929
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	09/20/2028			1,385	1,368,516
TGP Holdings III LLC
Delayed Draw Term Loan(d)	0.00%	06/23/2028			62	61,409
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	06/23/2028			468	465,723
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			319	317,783
						6,873,240
Industrial Equipment–3.15%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			87	86,858
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	07/30/2025	EUR		359	404,270
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(e)	7.00%	06/09/2028	EUR		882	975,293
Term Loan A (3 mo. EURIBOR + 7.00%)(e)	7.05%	06/09/2028	GBP		759	984,078
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			200	198,446
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026			410	409,678
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.63%	04/16/2026			336	334,774
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			669	668,779
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028			511	510,388
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029			117	117,234
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026			990	989,771
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	3.71%	12/04/2026	EUR		699	795,916
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028			1,847	1,834,040
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025			264	263,066
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025			413	404,577
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			388	324,288
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			831	829,133
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027			3,995	3,988,337
Victory Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	4.25%	11/15/2028			460	459,522
						14,578,448
Insurance–1.97%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027			1,222	1,195,591
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/31/2027			688	683,384
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.75%	01/31/2027			773	771,154
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			155	152,786
Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2027			2,411	2,402,670
AmWINS Group LLC, Term Loan(g)	–	02/17/2028			101	99,702
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025		$ 1,910	$ 1,904,825
Term Loan(g)	–	04/25/2025		126	124,075
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		438	437,612
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025		417	409,578
Sisaho international (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/22/2028	EUR	329	372,822
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024		124	122,761
Term Loan (1 mo. USD LIBOR + 3.25%)	3.38%	12/02/2026		445	441,309
					9,118,269
Leisure Goods, Activities & Movies–8.99%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			2,973	2,959,054
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026			2,953	2,668,069
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028			4,292	4,232,457
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025			385	380,656
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024			449	478,919
Incremental Term Loan B-2(g)	–	05/23/2024			373	368,774
Revolver Loan(d)	0.00%	03/02/2023			1,735	1,521,244
Term Loan (3 mo. USD LIBOR + 8.25%)	8.25%	05/23/2024			2,092	2,500,205
Term Loan(g)	–	02/28/2025	EUR		122	112,989
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			1,223	993,482
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	09/20/2026			1,938	1,554,144
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028			680	675,556
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.51%	04/12/2024			1,425	1,406,215
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.25%)	4.30%	03/10/2028	GBP		233	308,447
Fender Musical Instruments Corp., Term Loan B(e)(g)	–	11/17/2028			345	344,440
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025			672	626,785
Global University Systems (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR		620	696,556
Invictus Media S.L.U. (Spain)
Second Lien Term Loan (Acquired 05/17/2021-06/28/2021; Cost $1,565,184)(f)(j)	8.50%	12/26/2025	EUR		1,899	1,387,489
Term Loan A-1 (Acquired 05/18/2021-06/28/2021; Cost $410,161)(f)(j)	5.25%	06/26/2024	EUR		363	396,706
Term Loan A-2 (Acquired 05/18/2021-06/28/2021; Cost $257,378)(f)(j)	5.25%	06/26/2024	EUR		228	248,935
Term Loan B-1 (Acquired 05/31/2018-06/28/2021; Cost $1,614,552)(f)(j)	5.75%	06/26/2025	EUR		1,421	1,562,182
Term Loan B-2 (Acquired 05/31/2018-08/31/2021; Cost $1,398,870)(f)(j)	4.75%	06/26/2025	EUR		1,234	1,356,401
Lakeland Tours LLC
PIK Second Lien Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	2.75%	09/25/2025			207	201,766
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027			285	195,038
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023			116	117,370
Third Lien Term Loan B (1 mo. USD LIBOR + 7.50%)	6.00%	09/30/2025			259	231,497
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/12/2026	EUR		1,090	1,205,188
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.38%	11/04/2026			291	281,657
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.38%	11/12/2026			38	37,018
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR		580	661,757
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR		1,533	1,674,236
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Royal Caribbean Cruises
Revolver Loan(d)	0.00%	10/12/2022		$ 1,204	$ 1,166,734
Revolver Loan(d)	0.00%	04/05/2024		2,275	2,109,633
Revolver Loan(d)	0.00%	04/12/2024		594	559,347
Term Loan(g)	–	04/05/2022		604	591,415
Sabre GLBL, Inc.
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.09%	02/22/2024		15	14,739
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		208	205,253
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		131	128,761
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/13/2028		1,639	1,632,904
Shutterfly, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	09/25/2026		91	88,439
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		229	223,840
USF S&H Holdco LLC
Delayed Draw Term Loan(d)(e)	0.00%	06/30/2025		162	162,334
Term Loan A (3 mo. USD LIBOR + 15.00%)(e)	15.00%	06/30/2025		108	108,080
Term Loan B (3 mo. USD LIBOR + 3.00%)(e)	4.00%	06/30/2025		1,795	1,795,061
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	1,322	1,395,333
					41,567,105
Lodging & Casinos–4.19%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/02/2021; Cost $1,021,683)(e)(f)	5.50%	02/02/2026			1,037	1,029,557
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 11/24/2020-10/13/2021; Cost $826,661)(f)	3.84%	02/01/2026			858	838,388
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			880	879,966
B&B Hotels S.A.S. (France)
Incremental Term Loan (6 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR		401	451,455
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		387	419,970
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		1,884	2,041,355
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	07/31/2028			2,194	2,185,672
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025			2,060	2,060,163
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024			742	735,785
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028			172	171,493
Great Canadian Gaming Corp. (Canada), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	11/01/2026			493	493,237
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027			1,026	1,023,915
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028			1,173	1,164,709
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		1,882	1,906,572
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR		3,398	3,479,210
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	05/29/2026			67	66,151
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024			157	156,158
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			291	286,718
						19,390,474
Nonferrous Metals & Minerals–1.08%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.00%	05/25/2029			57	57,673
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/25/2028			580	578,913
Corialis Group Ltd. (United Kingdom), Term Loan B	4.55%	05/24/2028	GBP		109	145,537
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026			642	641,339
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025	$ 1,043	$ 1,040,884
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025	587	595,864
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027	1,959	1,938,418
				4,998,628
Oil & Gas–3.02%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025		1,932	1,889,872
Glass Mountain Pipeline Holdings LLC, Term Loan	5.50%	10/28/2027		746	258,328
Gulf Finance LLC, Term Loan B (3 mo. USD LIBOR + 6.75%)	6.25%	08/25/2026		478	458,092
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	07/02/2023		1,170	936,366
McDermott International Ltd.
LOC(d)	0.00%	06/30/2024		2,136	1,703,548
LOC(e)	4.09%	06/30/2024		999	823,778
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		503	225,229
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024		92	50,392
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024		4,093	3,709,068
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,587,527)(f)	9.00%	08/27/2026		2,638	2,654,019
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025		79	77,671
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/30/2028		1,183	1,177,637
					13,964,000
Publishing–2.15%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028		1,070	1,070,393
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		2,865	2,859,336
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.63%	08/21/2026		3,397	3,329,612
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	07/30/2028		2,695	2,667,355
					9,926,696
Radio & Television–1.26%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-10/13/2021; Cost $721,286)(f)	3.35%	08/24/2026		1,247	531,902
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		1,088	1,088,231
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.59%	01/02/2026		11	10,706
Term Loan D (1 mo. USD LIBOR + 3.00%)	3.09%	10/27/2028		1,444	1,436,946
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026		355	353,221
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	06/02/2028		192	191,350
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026		545	542,520
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		742	725,329
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		701	688,374
Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/05/2028		269	268,495
					5,837,074
Retailers (except Food & Drug)–2.61%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.00%	03/06/2028		302	302,694
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026		340	338,391
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		1,650	1,649,643
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		402	405,584
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	298	$ 331,481
Term Loan B-2 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	171	190,812
Term Loan B-3 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	250	278,388
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	526	585,635
Term Loan B-5 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	117	130,253
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		$ 1,373	1,367,134
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		4,500	4,486,682
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/17/2028		941	934,074
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		1,062	1,056,049
					12,056,820
Surface Transport–2.88%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			1,870	1,854,316
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028			323	323,473
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028			572	573,207
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			271	271,495
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028			1,895	1,879,694
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028			700	693,847
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028			1,241	1,240,297
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/14/2028			234	234,334
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR		1,769	1,883,087
Hurtigruten (Explorer II AS) (Norway), Term Loan C (3 mo. EURIBOR + 8.00%)	8.00%	06/16/2023	EUR		1,000	1,136,550
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			660	653,872
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			2,558	2,545,963
						13,290,135
Telecommunications–6.55%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	12/15/2027			221	220,961
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.09%	12/15/2027			264	264,004
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			366	365,215
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027			1,549	1,547,323
Cincinnati Bell, Inc., Term Loan B-2	3.75%	11/17/2028			19	18,441
Colorado Buyer, Inc.
First Lien Incremental Term Loan (6 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			1,405	1,402,291
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			7	6,894
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027			793	798,553
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027			8	7,638
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028			1,722	1,722,148
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026			1,648	1,646,373
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 3.60%)(i)	5.75%	10/13/2022			946	950,082
DIP Term Loan(d)(i)	0.00%	10/13/2022			189	190,016
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	5.75%	11/27/2023			5,787	5,814,831
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	8.75%	01/02/2024			645	647,848
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(i)	8.63%	01/02/2024			1,409	1,417,318
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	11/04/2026			109	108,854
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			125	122,409
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025	$ 1,912	$ 1,839,130
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026	1,117	1,014,629
Radiate Holdco LLC, Term Loan B(g)	–	09/25/2026	3,500	3,474,891
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025	11	11,341
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026	2,624	2,405,534
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023	2,726	2,064,327
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	2,194	2,204,537
				30,265,588
Utilities–3.92%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027		655	661,616
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	12/16/2027		1,947	1,932,501
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/18/2028		172	171,133
Covanta Energy Corp., Term Loan C (1 mo. USD LIBOR + 2.50%)	3.00%	11/17/2028		793	792,043
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		2,097	1,779,376
ExGen Renewables IV LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027		108	107,957
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)(e)	5.75%	09/01/2028		790	793,918
Term Loan C (1 mo. USD LIBOR + 5.00%)(e)	5.75%	09/01/2028		16	16,540
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028		490	488,704
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		2,311	2,269,148
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		1,546	1,298,503
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026		598	517,690
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		2,643	2,307,241
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		149	130,132
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		1,247	1,070,786
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028		1,052	1,044,262
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028		423	420,813
Project Boost Purchaser, LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		333	331,990
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		731	683,215
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		80	74,388
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	09/28/2028	EUR	643	728,965
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		172	173,981
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028		333	332,416
					18,127,318
Total Variable Rate Senior Loan Interests (Cost $502,316,660)					495,470,592
			Shares
Common Stocks & Other Equity Interests–7.75%(k)
Aerospace & Defense–1.47%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(e)(f)				342	6,799,258
Automotive–0.00%
ThermaSys Corp.(e)				676,996	20,310
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)				9	0
					0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Business Equipment & Services–0.49%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(f)	6,741	$ 20,729
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $2,166,410)(e)(f)	16,406	2,272,173
		2,292,902
Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $31,578)(e)(f)	7,835	61,211
Drugs–0.10%
Envigo RMS Holding Corp., Class B(e)	18,639	450,318
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)	2,851	2,851
RJO Holdings Corp., Class A(e)	2,314	2,314
RJO Holdings Corp., Class B(e)	3,000	30
		5,195
Leisure Goods, Activities & Movies–0.37%
Crown Finance US, Inc.	171,770	84,296
USF S&H Holdco LLC(e)	1,786	1,616,414
		1,700,710
Lodging & Casinos–0.77%
Bally’s Corp.(l)	72,757	2,789,503
Caesars Entertainment, Inc.(l)	8,413	757,759
		3,547,262
Oil & Gas–2.73%
Aquadrill LLC(e)	49,326	1,775,736
HGIM Corp.	8,544	34,176
HGIM Corp., Wts., expiring 07/02/2043	5,420	21,680
McDermott International Ltd.(l)	210,471	117,864
McDermott International Ltd.(e)	657,235	349,649
NexTier Oilfield Solutions, Inc.(l)	44,006	158,422
Noble Corp.(l)	929	21,701
Paragon Offshore Finance Co., Class B(e)	1,323	10,335
PGS ASA(l)	108,465	39,526
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $3,240,271)(f)	50,065	5,256,825
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $1,839,769)(f)	27,961	2,935,905
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $171,654)(f)	28,609	171,654
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $133,695)(f)	14,855	150,407
Samson Investment Co., Class A(e)	84,254	505,524
Southcross Energy Partners L.P.(e)	73,367	4,769
Transocean Ltd.(l)	191,873	579,456
Tribune Resources, Inc.(e)	382,888	478,610
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)	99,132	2,478
		12,614,717
Publishing–0.14%
Clear Channel Outdoor Holdings, Inc.(l)	206,734	634,673
MC Communications LLC(e)	739,817	0
		634,673
Radio & Television–0.43%
iHeartMedia, Inc., Class A(l)	101,257	1,985,650
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares	Value
Radio & Television–(continued)
iHeartMedia, Inc., Class B(e)			17	$ 319
				1,985,969
Retailers (except Food & Drug)–0.07%
Claire’s Stores, Inc.			446	146,065
Toys ’R’ Us-Delaware, Inc.(e)			17	41,827
Vivarte S.A.S.(e)			233,415	147,050
				334,942
Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(f)			4,992	138,528
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-11/12/2021; Cost $0)(f)			117,156	37,221
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(f)			92,658	39,251
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(f)			5,248	145,632
				360,632
Utilities–1.09%
Vistra Corp.			227,983	4,532,303
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			366,133	502,518
				5,034,821
Total Common Stocks & Other Equity Interests (Cost $46,039,077)				35,842,920
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–5.39%
Air Transport–0.25%
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	$ 1,022	1,144,134
Building & Development–0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	832	791,831
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(m)	5.75%	05/15/2026	1,873	1,929,471
				2,721,302
Business Equipment & Services–0.50%
ADT Security Corp. (The) (m)	4.13%	08/01/2029	1,632	1,590,914
Karman Buyer Corp.(m)	6.50%	11/15/2028	695	712,198
				2,303,112
Cable & Satellite Television–0.49%
Altice Financing S.A. (Luxembourg) (m)	5.00%	01/15/2028	671	628,955
Altice France S.A. (France)(m)	5.50%	01/15/2028	328	325,278
Altice France S.A. (France)(m)	5.50%	10/15/2029	305	294,920
CSC Holdings LLC(m)	5.75%	01/15/2030	180	176,560
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	849	831,489
				2,257,202
Chemicals & Plastics–0.28%
EverArc Escrow S.a.r.l. (m)	5.00%	10/30/2029	1,067	1,041,590
Herens Holdco S.a.r.l. (Luxembourg)(m)	4.75%	05/15/2028	268	261,017
				1,302,607
Containers & Glass Products–0.03%
LABL, Inc.(m)	5.88%	11/01/2028	131	129,690
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–0.42%
CommScope, Inc. (m)	4.75%	09/01/2029		$ 325	$ 314,972
Diebold Nixdorf, Inc.(m)	9.38%	07/15/2025		1,078	1,146,457
Energizer Holdings, Inc.(m)	4.38%	03/31/2029		528	501,642
					1,963,071
Food Service–0.09%
eG Global Finance PLC (United Kingdom)(m)	6.75%	02/07/2025		412	415,937
Health Care–0.06%
Global Medical Response, Inc.(m)	6.50%	10/01/2025		298	298,642
Industrial Equipment–0.72%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (m)	7.38%	08/15/2026		2,987	2,933,861
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)(m)	7.63%	07/15/2028		361	377,576
					3,311,437
Insurance–0.08%
Acrisure LLC/Acrisure Finance, Inc.(m)	4.25%	02/15/2029		381	355,736
Leisure Goods, Activities & Movies–0.43%
AMC Entertainment Holdings, Inc.(m)	10.50%	04/15/2025		1,902	2,001,855
Nonferrous Metals & Minerals–0.14%
SCIH Salt Holdings, Inc.(m)	4.88%	05/01/2028		687	651,509
Publishing–0.42%
McGraw-Hill Education, Inc.(m)	5.75%	08/01/2028		1,990	1,923,882
Radio & Television–0.13%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-10/16/2020; Cost $812,121)(f)(m)	5.38%	08/15/2026		899	399,997
iHeartCommunications, Inc.(m)	4.75%	01/15/2028		194	192,927
					592,924
Surface Transport–0.24%
First Student Bidco, Inc./First Transit Parent, Inc.(m)	4.00%	07/31/2029		1,150	1,094,737
Telecommunications–0.41%
Avaya, Inc. (m)	6.13%	09/15/2028		842	873,019
Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		1,007	1,050,805
					1,923,824
Utilities–0.11%
Calpine Corp.(m)	4.50%	02/15/2028		516	513,910
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,642,074)					24,905,511
Non-U.S. Dollar Denominated Bonds & Notes–2.86%(n)
Automotive–0.05%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(m)(o)	3.96%	09/30/2028	EUR	206	232,764
Building & Development–0.13%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	01/15/2027	EUR	272	307,717
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(m)(o)	5.13%	11/15/2022	EUR	100	95,094
Haya Real Estate S.A. (Spain)(m)	5.25%	11/15/2022	EUR	198	187,613
					590,424
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–0.25%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	3.70%	10/15/2028	EUR	305	$ 349,458
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	4.25%	10/30/2028	EUR	694	788,088
					1,137,546
Cable & Satellite Television–0.23%
Altice Financing S.A. (Luxembourg)(m)	3.00%	01/15/2028	EUR	260	275,454
Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	756	795,815
					1,071,269
Chemicals & Plastics–0.12%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	506	536,196
Financial Intermediaries–1.05%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	08/01/2024	EUR	1,101	1,222,258
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	6.25%	05/01/2026	EUR	632	722,933
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	909	1,065,883
Newday Bondco PLC (United Kingdom)(m)	7.38%	02/01/2024	GBP	261	350,588
Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	200	225,217
Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	202	267,213
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	4.63%	11/15/2027	EUR	891	1,010,130
					4,864,222
Home Furnishings–0.39%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	316	338,719
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	1,101	1,458,820
					1,797,539
Leisure Goods, Activities & Movies–0.11%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	4.75%	06/15/2027	EUR	211	237,910
Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	211	278,264
					516,174
Lodging & Casinos–0.27%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(m)(o)	5.51%	07/15/2025	GBP	989	1,252,448
Retailers (except Food & Drug)–0.26%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	788	870,771
Kirk Beauty One GmbH (Germany)(h)(m)	8.25%	10/01/2026	EUR	313	336,332
					1,207,103
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,782,691)					13,205,685
			Shares
Preferred Stocks–0.67%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				144,220	4,327
Containers & Glass Products–0.06%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $185,378)(e)(f)				2,275	269,538
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)				584	2,920
Oil & Gas–0.15%
McDermott International Ltd., Pfd.(e)				563,918	366,547
Southcross Energy Partners L.P., Series A, Pfd.(e)				292,193	159,245
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Oil & Gas–(continued)
Southcross Energy Partners L.P., Series B, Pfd.(e)	77,117	$ 160,018
		685,810
Surface Transport–0.46%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(f)	18,575	492,237
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(f)	19,526	517,439
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(f)	21,989	670,664
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(f)	15,443	471,012
		2,151,352
Total Preferred Stocks (Cost $3,414,192)		3,113,947
TOTAL INVESTMENTS IN SECURITIES(p)–123.84% (Cost $589,194,694)		572,538,655
BORROWINGS–(17.84)%		(82,500,000)
OTHER ASSETS LESS LIABILITIES–(6.00)%		(27,719,424)
NET ASSETS–100.00%		$462,319,231
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $40,720,143, which represented 8.81% of the Fund’s Net Assets.
(g)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $8,881,079, which represented 1.92% of the Fund’s Net Assets.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $36,967,062, which represented 8.00% of the Fund’s Net Assets.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/14/2022	Barclays Capital	GBP	2,015,664	USD	2,737,793	$54,765
12/15/2021	BNP Paribas S.A.	EUR	16,056,722	USD	18,585,222	367,194
01/14/2022	Canadian Imperial Bank of Commerce	EUR	14,520,869	USD	16,843,046	347,058
12/15/2021	Citibank, N.A.	EUR	121,818	USD	141,012	2,797
12/15/2021	Goldman Sachs International	GBP	2,581,006	USD	3,514,943	81,639
12/15/2021	Morgan Stanley & Co. International PLC	EUR	15,833,092	USD	18,338,841	374,544
12/15/2021	Morgan Stanley & Co. International PLC	GBP	2,581,474	USD	3,514,115	80,188
01/14/2022	Morgan Stanley & Co. International PLC	EUR	3,102,433	USD	3,574,811	50,387
01/14/2022	Morgan Stanley & Co. International PLC	GBP	3,500,000	USD	4,687,353	28,541
01/14/2022	Royal Bank of Canada	GBP	2,013,911	USD	2,734,543	53,848
12/15/2021	State Street Bank & Trust Co.	GBP	2,581,006	USD	3,514,940	81,636
01/14/2022	State Street Bank & Trust Co.	EUR	15,520,869	USD	17,989,490	357,481
01/14/2022	State Street Bank & Trust Co.	GBP	1,700,000	USD	2,306,328	43,476
12/15/2021	Toronto Dominion Bank	EUR	16,056,722	USD	18,593,765	375,736
01/14/2022	Toronto Dominion Bank	EUR	14,526,616	USD	16,861,857	359,340
01/14/2022	Toronto Dominion Bank	GBP	2,013,911	USD	2,734,364	53,669
Subtotal—Appreciation						2,712,299
Currency Risk
12/15/2021	Barclays Capital	USD	2,736,688	GBP	2,015,664	(55,413)
12/15/2021	BNP Paribas S.A.	USD	1,088,167	GBP	800,000	(23,992)
12/15/2021	Canadian Imperial Bank of Commerce	USD	16,823,879	EUR	14,520,869	(348,436)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,237,926	GBP	900,000	(40,729)
12/15/2021	Morgan Stanley & Co. International PLC	USD	1,160,806	EUR	1,000,000	(26,202)
01/14/2022	Morgan Stanley & Co. International PLC	USD	4,033,596	GBP	3,000,000	(40,328)
12/15/2021	Royal Bank of Canada	USD	2,733,462	GBP	2,013,911	(54,518)
12/15/2021	State Street Bank & Trust Co.	USD	19,147,552	EUR	16,520,869	(402,900)
12/15/2021	Toronto Dominion Bank	USD	16,842,885	EUR	14,526,616	(360,922)
12/15/2021	Toronto Dominion Bank	USD	2,733,266	GBP	2,013,911	(54,322)
12/15/2021	UBS AG	USD	1,741,902	EUR	1,500,000	(39,995)
Subtotal—Depreciation						(1,447,757)
Total Forward Foreign Currency Contracts						$1,264,542

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$455,279,444	$40,191,148	$495,470,592
Common Stocks & Other Equity Interests	11,577,331	9,724,413	14,541,176	35,842,920
U.S. Dollar Denominated Bonds & Notes	—	23,761,377	1,144,134	24,905,511
Non-U.S. Dollar Denominated Bonds & Notes	—	13,205,685	—	13,205,685
Preferred Stocks	—	2,151,352	962,595	3,113,947
Total Investments in Securities	11,577,331	504,122,271	56,839,053	572,538,655
Other Investments - Assets*
Investments Matured	—	—	760,085	760,085
Forward Foreign Currency Contracts	—	2,712,299	—	2,712,299
	—	2,712,299	760,085	3,472,384
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,447,757)	—	(1,447,757)
Total Other Investments	—	1,264,542	760,085	2,024,627
Total Investments	$11,577,331	$505,386,813	$57,599,138	$574,563,282

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$39,847,265	$12,877,351	$(13,635,248)	$77,727	$98,868	$398,208	$7,350,625	$(6,823,648)	$40,191,148
Common Stocks & Other Equity Interests	9,303,563	4,025,324	(1,297,096)	—	(40,853)	1,858,224	692,014	—	14,541,176
U.S. Dollar Denominated Bonds & Notes	1,353,837	—	(227,134)	—	0	17,431	—	—	1,144,134
Preferred Stocks	261,831	—	0	—	(1,399)	134,775	567,388	—	962,595
Investments Matured	756,533	13,166	—	2	—	(9,616)	—	—	760,085
Total	$51,523,029	$16,915,841	$(15,159,478)	$77,729	$56,616	$2,399,022	$8,610,027	$(6,823,648)	$57,599,138
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
IAP Worldwide Services, Inc.	$6,799,258	Enterprise Value	Multiple 2021 Estimated Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	6x $33 million	(a)
(a)	The Fund fair values certain common equity securities and loans using an Enterprise Value ("EV") approach, which utilizes a multiple of the company’s estimated earnings before interest, taxes, depreciation, and amortization. For common equity securities, the EV will be adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Senior Loan Fund